                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-07723
                                                      ---------

                       Worldwide Health Sciences Portfolio
                       -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   August 31st
                                   -----------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.04%

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Major Capitalization - Europe -- 15.27%(1)
-----------------------------------------------------------------------------------
Altana AG                                 1,520,000   $   78,024,571         3.70%
Novartis AG                               2,500,000       91,941,300         4.36%
Sanofi-Synthelabo SA                      1,125,000       63,299,520         3.00%
Serono SA                                   140,000       88,677,831         4.21%
-----------------------------------------------------------------------------------
                                                      $  321,943,222        15.27%
-----------------------------------------------------------------------------------
Major Capitalization - Far East -- 7.04%(1)
-----------------------------------------------------------------------------------
Chugai Pharmaceuticals Co., Ltd.          4,249,700   $   44,992,327         2.13%
Fujisawa Pharmaceutical Co., Ltd.         2,000,000       38,374,234         1.82%
Takeda Chemical Industries, Ltd.          1,800,000       65,064,885         3.09%
-----------------------------------------------------------------------------------
                                                      $  148,431,446         7.04%
-----------------------------------------------------------------------------------
Major Capitalization - North America  -- 50.01%(1)
-----------------------------------------------------------------------------------
Amgen, Inc.(2)                            2,341,000   $  154,271,900         7.32%
Genentech, Inc.(2)                        1,999,300      158,744,420         7.53%
Genzyme Corp.(2)                          2,916,000      137,489,400         6.52%
Gilead Sciences, Inc.(2)                  1,640,000      109,388,000         5.19%
IDEC Pharmaceuticals Corp.(2)             2,351,600       81,718,100         3.88%
Lilly (Eli) & Co.                         1,166,000       77,573,980         3.68%
MedImmune, Inc.(2)                        1,150,000       40,100,500         1.90%
Pfizer, Inc.                              3,241,200       96,976,704         4.60%
Schering-Plough Corp.                     5,500,000       83,545,000         3.96%
Wyeth Corp.                               2,673,000      114,538,050         5.43%
-----------------------------------------------------------------------------------
                                                      $1,054,346,054        50.01%
-----------------------------------------------------------------------------------
Specialty Capitalization - Europe  -- 2.96%
-----------------------------------------------------------------------------------
Actelion Ltd.(2)                            648,100   $   46,281,287         2.20%
Berna Biotech AG(2)                       1,393,210       15,918,420         0.76%
-----------------------------------------------------------------------------------
                                                      $   62,199,707         2.96%
-----------------------------------------------------------------------------------
Specialty Capitalization - Far East  -- 2.72%
-----------------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.           2,300,000   $   27,975,502         1.33%
Tanabe Seiyaku Co., Ltd.                  4,155,000       29,326,481         1.39%
-----------------------------------------------------------------------------------
                                                      $   57,301,983         2.72%
-----------------------------------------------------------------------------------
Specialty Capitalization - North America  -- 18.04%
-----------------------------------------------------------------------------------
Abgenix, Inc.(2)                          1,555,000   $   20,215,000         0.96%
Affymetrix, Inc.(2)                       2,236,000       51,472,720         2.44%
ArQule, Inc.(2)                             127,500          522,750         0.02%
Atrix Laboratories, Inc.(2)                 964,000       29,112,800         1.38%
                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------

Specialty Capitalization - North America (continued)
-----------------------------------------------------------------------------------
Caliper Technologies Corp.(2)               778,000   $    4,084,500         0.19%
Cardiomedics, Inc.(2)(3)(4)                   5,319                0         0.00%
Enzon Pharmaceuticals, Inc.(2)            2,699,000       30,687,630         1.46%
Gen-Probe, Inc.(2)                          755,000       47,746,200         2.26%
Given Imaging Ltd.(2)(3)(4)                 485,000        5,548,400         0.26%
Human Genome Sciences, Inc.(2)            3,250,000       46,280,000         2.20%
ICOS Corp.(2)                             1,200,000       46,728,000         2.22%
Immunomedics, Inc.(2)                     1,125,600        9,927,792         0.47%
Incyte Corp.(2)                           1,296,600        5,134,536         0.24%
Ligand Pharmaceuticals, Inc., Class B(2)  3,100,000       43,059,000         2.04%
Molecular Devices Corp.(2)                  934,400       18,127,360         0.86%
Pharmacopeia, Inc.(2)                     1,166,000       14,283,500         0.68%
Savient Pharmaceuticals, Inc.(2)          1,701,000        7,484,400         0.36%
-----------------------------------------------------------------------------------
                                                      $  380,414,588        18.04%
-----------------------------------------------------------------------------------
Total Common Stocks
   (identified cost $1,856,926,804)                   $2,024,637,000
-----------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.25%

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Specialty Capitalization - North America  -- 0.25%
-----------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc.(2)(3)(4)     1,063,212   $    2,870,673         0.14%
Memory Pharmaceutical Corp.,
Series C(2)(3)(4)                           400,000          860,000         0.04%
Memory Pharmaceutical Corp.,
Series D(2)(3)(4)                           441,861          950,001         0.04%
Predix Pharmaceuticals Holdings, Inc.,
Series B(2)(3)(4)                            64,600          626,304         0.03%
-----------------------------------------------------------------------------------
                                                      $    5,306,978         0.25%
-----------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $8,950,002)                       $    5,306,978
-----------------------------------------------------------------------------------

WARRANTS AND OPTIONS -- 0.00%

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Specialty Capitalization - North America  -- 0.00%
-----------------------------------------------------------------------------------
Given Imaging Warrants,
Exp. 9/15/2011(2)(3)(4)                       1,283   $       10,187         0.00%
Orchid BioSciences, Inc. Options, Exp.
7/24/11, 12/21/11(2)(3)(4)                    2,898                0         0.00%

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------

Specialty Capitalization - North America (continued)
-----------------------------------------------------------------------------------
Orchid BioSciences, Inc. Warrants,
Exp. 5/24/2004(2)(3)(4)                     100,000   $        8,000         0.00%
-----------------------------------------------------------------------------------
                                                      $       18,187         0.00%
-----------------------------------------------------------------------------------
Total Warrants and Options
   (identified cost $0)                               $       18,187
-----------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.95%

                                          PRINCIPAL
                                          AMOUNT
                                          (000'S                      PERCENTAGE OF
SECURITY                                  OMITTED)    VALUE           NET ASSETS
-----------------------------------------------------------------------------------
American Express Credit Corp.,
1.03%, 9/3/03                             $  31,500   $   31,498,197         1.49%
Investors Bank and Trust Time Deposit,
1.12%, 9/2/03                                30,775       30,775,000         1.46%
-----------------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $62,273,197)                   $   62,273,197
-----------------------------------------------------------------------------------
Total Investments
   (identified cost $1,928,150,003)                   $2,092,235,362        99.24%
-----------------------------------------------------------------------------------
Other Assets, Less Liabilities                        $   16,011,960         0.76%
-----------------------------------------------------------------------------------
Net Assets                                            $2,108,247,322       100.00%
-----------------------------------------------------------------------------------

 (1)  Major capitalization is defined as market value of $5 billion or more.
 (2)  Non-income producing security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,928,150,003)      $2,092,235,362
Cash                                              42,936
Receivable for investments sold               13,969,119
Interest and dividends receivable              1,492,657
Tax reclaims receivable                          566,193
--------------------------------------------------------
TOTAL ASSETS                              $2,108,306,267
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Accrued expenses                          $       58,945
--------------------------------------------------------
TOTAL LIABILITIES                         $       58,945
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $2,108,247,322
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,944,199,287
Net unrealized appreciation (computed on
   the basis of identified cost)             164,048,035
--------------------------------------------------------
TOTAL                                     $2,108,247,322
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2003
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $1,196,546)                            $ 13,110,747
Interest                                       799,256
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 13,910,003
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $ 15,719,349
Administration fee                           4,011,629
Trustees' fees and expenses                     28,207
Custodian fee                                  645,904
Legal and accounting services                   42,699
Miscellaneous                                   20,864
------------------------------------------------------
TOTAL EXPENSES                            $ 20,468,652
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    292,935
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    292,935
------------------------------------------------------

NET EXPENSES                              $ 20,175,717
------------------------------------------------------

NET INVESTMENT LOSS                       $ (6,265,714)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(91,011,072)
   Foreign currency transactions            (1,189,132)
------------------------------------------------------
NET REALIZED LOSS                         $(92,200,204)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $473,196,606
   Foreign currency                            (37,324)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $473,159,282
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $380,959,078
------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $374,693,364
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2003   AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $     (6,265,714) $     (4,971,542)
   Net realized loss                           (92,200,204)     (100,316,370)
   Net change in unrealized
      appreciation (depreciation)              473,159,282      (395,693,662)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    374,693,364  $   (500,981,574)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    461,854,115  $  1,104,949,066
   Withdrawals                                (415,838,181)     (622,079,554)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     46,015,934  $    482,869,512
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    420,709,298  $    (18,112,062)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $  1,687,538,024  $  1,705,650,086
----------------------------------------------------------------------------
AT END OF YEAR                            $  2,108,247,322  $  1,687,538,024
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------------
                                     2003           2002           2001          2000         1999
-----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                   1.16%          1.05%          1.05%        1.09%        0.95%
   Interest expense                       --             --             --           --         0.01%
   Net expenses after
      custodian fee reduction           1.15%          1.03%          1.03%        1.05%        0.90%
   Net investment loss                 (0.36)%        (0.26)%        (0.27)%      (0.64)%      (0.42)%
Portfolio Turnover                        27%            38%            24%          31%          41%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                        23.51%        (21.37)%           --           --           --
-----------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $2,108,247     $1,687,538     $1,705,650     $962,712     $205,081
-----------------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2003, Eaton Vance Worldwide Health Sciences Fund had an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the mean of the last available bid and asked prices will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

 E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors LLC (formerly OrbiMed Advisors, Inc.) (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, 0.60% of average net assets of $1.5 billion but less than $2 billion, 0.55% of average net assets of $2 billion but less than $3 billion and 0.50% of average net assets of $3 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the year ended August 31, 2003, the fee was equivalent to 0.89% of the Portfolio's average daily net assets and amounted to $15,719,349.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee at the annual rate of 0.25% of the first $500 million in average daily net assets of the Portfolio, 0.23% of the next $500 million of average net assets, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion and 0.167% of average net assets of $3 billion or more. For the year ended August 31, 2003, the administration fee was 0.23% of average net assets and amounted to $4,011,629.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended August 31, 2003, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $502,623,316 and $457,308,228, respectively, for the year ended August 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,929,036,537
    --------------------------------------------------------
    Gross unrealized appreciation             $  425,596,255
    Gross unrealized depreciation               (262,397,430)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  163,198,825
    --------------------------------------------------------

   The unrealized appreciation on foreign currency is $8,645.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2003.

7 Restricted Securities
-------------------------------------------
   At August 31, 2003, the Portfolio owned the following securities (representing 0.52% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                                DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE     COST      FAIR VALUE
    --------------------------------------------------------------------------------------------
    COMMON STOCKS
    --------------------------------------------------------------------------------------------
    Cardiomedics, Inc.                          12/31/02        5,319   $         0  $         0
    Given Imaging Ltd.                           9/15/00      485,000     1,699,929    5,548,400
    --------------------------------------------------------------------------------------------
                                                                        $ 1,699,929  $ 5,548,400
    --------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    --------------------------------------------------------------------------------------------
    Acadia Pharmaceuticals, Inc.                 5/05/00 -
                                                 3/20/03    1,063,212   $ 4,500,001  $ 2,870,673
    Memory Pharmaceutical Corp., Series C        6/21/00      400,000     1,000,000      860,000
    Memory Pharmaceutical Corp., Series D        3/04/02      441,861       950,001      950,001
    Predix Pharmaceuticals Holdings, Inc.,
     Series B                                    8/12/03       64,600     2,500,000      626,304
    --------------------------------------------------------------------------------------------
                                                                        $ 8,950,002  $ 5,306,978
    --------------------------------------------------------------------------------------------
    WARRANTS AND OPTIONS
    --------------------------------------------------------------------------------------------
    Given Imaging Warrants, Exp. 9/15/2011       8/30/01        1,283   $         0  $    10,187
    Orchid BioSciences, Inc. Options, Exp.
     7/24/11, 12/21/11                           7/24/01 -
                                                12/21/01        2,898             0            0
    Orchid BioSciences, Inc. Warrants,
     Exp. 5/24/2004                              5/24/99 -
                                                12/22/99      100,000             0        8,000
    --------------------------------------------------------------------------------------------
                                                                        $        --  $    18,187
    --------------------------------------------------------------------------------------------
                                                                        $10,649,931  $10,873,565
    --------------------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2003, there were no outstanding obligations under these financial instruments.

9 Interestholder Meeting (Unaudited)
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                              99%          1%
    Donald R. Dwight                                   99%          1%
    James B. Hawkes                                    99%          1%
    Samuel L. Hayes, III                               99%          1%
    William H. Park                                    99%          1%
    Norton H. Reamer                                   99%          1%
    Lynn A. Stout                                      99%          1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF WORLDWIDE HEALTH SCIENCES PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Worldwide Health Sciences Portfolio (the "Portfolio") at August 31, 2003, and the results of its operations, the changes in its net assets, and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2003

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2003

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Worldwide Health Sciences Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer, with the exception of Mr. Isaly, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE(S)

 Jessica M.               Trustee            Since 1998      President and Chief              191                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          193              Director of EVC
 11/9/41                                 Trust since 1989;   Chief Executive Officer
                                          of the Portfolio   of BMR, EVC, EVM and
                                             since 1996      EV; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 193 registered
                                                             investment companies in
                                                             the Eaton Vance Fund
                                                             Complex. Mr. Hawkes is
                                                             an interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV which
                                                             are affiliates of the
                                                             Trust and the
                                                             Portfolio.

 NONINTERESTED TRUSTEE(S)

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  193           Director of Tiffany &
 III                                     Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                  of the Portfolio   Banking Emeritus,                                 and Telect, Inc.
                                             since 1996      Harvard University                               (telecommunication
                                                             Graduate School of                               services company)
                                                             Business Administration.

 William H. Park          Trustee            Since 2003      President and Chief              190                    None
 9/19/47                                                     Executive Officer,
                                                             Prizm Capital
                                                             Management, LLC
                                                             (investment management
                                                             firm) (since 2002).
                                                             Executive Vice
                                                             President and Chief
                                                             Financial Officer,
                                                             United Asset
                                                             Management Corporation
                                                             (a holding company
                                                             owning institutional
                                                             investment management
                                                             firms) (1982-2001).

 Ronald A. Pearlman       Trustee            Since 2003      Professor of Law,                190                    None
 7/10/40                                                     Georgetown University
                                                             Law Center (since
                                                             1999). Tax Partner,
                                                             Covington & Burling,
                                                             Washington, DC
                                                             (1991-2000).

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2003

MANAGEMENT AND ORGANIZATION CONT'D

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S) (CONTINUED)

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               193                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1996      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                193                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEE(S)

                            POSITION(S)               TERM OF
                              WITH THE               OFFICE AND
      NAME AND               TRUST AND               LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           THE PORTFOLIO              SERVICE            DURING PAST FIVE YEARS
 --------------------------------------------------------------------------------------------------
 Thomas E. Faust       President of the Trust      Since 2002(3)     Executive Vice President of
 Jr.                                                                 EVM, BMR, EVC and EV; Chief
 5/31/58                                                             Investment Officer of EVM and
                                                                     BMR and Director of EVC. Chief
                                                                     Executive Officer of Belair
                                                                     Capital Fund LLC, Belcrest
                                                                     Capital Fund LLC, Belmar
                                                                     Capital Fund LLC, Belport
                                                                     Capital Fund LLC and Belrose
                                                                     Capital Fund LLC (private
                                                                     investment companies sponsored
                                                                     by EVM). Officer of 53
                                                                     registered investment
                                                                     companies managed by EVM or
                                                                     BMR.

 Gregory L. Coleman        Vice President            Since 2001      Partner of Atlanta Capital.
 10/28/49                   of the Trust                             Officer of 10 registered
                                                                     investment companies managed
                                                                     by EVM or BMR.

 Samuel D. Isaly(2)         President of           Since 2002(3)     Managing Partner of OrbiMed
 3/12/45                   the Portfolio                             Advisors LLC. Officer of 5
                                                                     registered investment
                                                                     companies managed by EVM or
                                                                     BMR.

 Duncan W.                 Vice President            Since 2002      Senior Vice President and
 Richardson               of the Portfolio                           Chief Equity Investment
 10/26/57                                                            Officer of EVM and BMR.
                                                                     Officer of 42 registered
                                                                     investment companies managed
                                                                     by EVM or BMR.

 James A. Womack           Vice President            Since 2001      Vice President of Atlanta
 11/20/68                   of the Trust                             Capital. Officer of 10
                                                                     registered investment
                                                                     companies managed by EVM or
                                                                     BMR.

 Alan R. Dynner              Secretary               Since 1997      Vice President, Secretary and
 10/10/40                                                            Chief Legal Officer of BMR,
                                                                     EVM, EVD, EV and EVC. Officer
                                                                     of 193 registered investment
                                                                     companies managed by EVM
                                                                     or BMR.

 Barbara E.          Treasurer of the Portfolio    Since 2002(3)     Vice President of EVM and BMR.
 Campbell                                                            Officer of 193 registered
 6/19/57                                                             investment companies managed
                                                                     by EVM or BMR.

 James L. O'Connor     Treasurer of the Trust        Since 1989      Vice President of BMR, EVM and
 4/1/45                                                              EVD. Officer of 115 registered
                                                                     investment companies managed
                                                                     by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  The business address for Mr. Isaly is 767 Third Avenue, New York, NY
      10017.
 (3) Prior to 2002, Mr. Isaly served as Vice President of the Portfolio since 1996, Mr. Faust served as Vice President of the Trust since 1999 and
      Ms. Campbell served as Assistant Treasurer of the Portfolio since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio
-----------------------------------


By:    /S/ Samuel D. Isaly
       --------------------------------------
       Samuel D. Isaly
       President


Date:  October 15, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ Barbara E. Campbell
       ----------------------------------------
       Barbara E. Campbell
       Treasurer


Date:  October 15, 2003
       ----------------


By:    /S/ Samuel D. Isaly
       --------------------------------------
       Samuel D. Isaly
       President


Date:  October 15, 2003
       ----------------